Merger with Weyerhaeuser Real Estate Company - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jun. 13, 2014 Deposit	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Common stock, shares issued		161,355,490	129,700,000
Amount of adjustment based on transaction agreement		$ 31,500,000
Net proceeds offering	861,300,000	886,698,000
Number of escrow accounts	2
Transaction agreement date		Nov. 03, 2013
Transaction costs directly related to Merger		17,960,000
Trade names [Member]
Business Acquisition [Line Items]
Acquisition related to trade names		17,300,000
4.375% Senior notes due 2019 [Member]
Business Acquisition [Line Items]
Aggregate principal amount		450,000,000
Interest rate on senior note		4.375%	4.375%
Debt instrument, maturity year		2019
5.875% Senior notes due 2024 [Member]
Business Acquisition [Line Items]
Aggregate principal amount		450,000,000
Interest rate on senior note		5.875%	5.875%
Debt instrument, maturity year		2024
WRECO Transaction [Member]
Business Acquisition [Line Items]
Common stock, shares issued			100,000,000
Cash payment to former direct parent	743,700,000
WRECO Transaction [Member] | Transaction Agreement [Member]
Business Acquisition [Line Items]
Cash payment to former direct parent	739,000,000
WRECO Transaction [Member] | Unpaid Interest [Member]
Business Acquisition [Line Items]
Cash payment to former direct parent	4,700,000
TRI Pointe [Member]
Business Acquisition [Line Items]
Common stock, shares issued		129,700,000
Percentage of common stock outstanding		79.60%
Percentage of common stock owned after the Merger by TRI Pointe shareholders of record prior to the Merger		19.40%
Cash retained by the Company		117,600,000
Transaction costs directly related to Merger		$ 7,138,000
TRI Pointe [Member] | WRECO Transaction [Member]
Business Acquisition [Line Items]
Outstanding equity awards of the employee in percentage		1.00%